Financial risk management objectives and policies (Details)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Borrowings, Percentage Bearing Fixed Interest, Percentage Rate	10.00%	6.00%
Net debt to adjusted book capitalisation plus net debt ratio	83.00%	73.00%
Minimum
Disclosure of detailed information about financial instruments [line items]
Net debt to adjusted book capitalisation plus net debt ratio	60.00%
Maximum
Disclosure of detailed information about financial instruments [line items]
Net debt to adjusted book capitalisation plus net debt ratio	80.00%